Trading assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trading liabilities
Deposits
Repos	£ 28,578	£ 30,562
Collateral received	11,966	12,509
Other deposits	740	895
Total deposits	41,284	43,966
Debt securities in issue	234	257
Financial institutions and Corporate	702	1,379
Total short positions	7,504	10,491
Total	49,022	54,714
Trading assets
Loans
Reverse repos	27,656	27,127
Collateral given	5,701	7,367
Other loans	295	545
Total loans	33,652	35,039
Securities
Financial institutions and corporate	2,477	4,561
Total securities	12,885	13,878
Total	46,537	48,917
UNITED KINGDOM | Trading liabilities
Deposits
Short positions in government securities	1,504	2,680
UNITED KINGDOM | Trading assets
Securities
Central and local government securities	2,120	2,077
UNITED STATES | Trading liabilities
Deposits
Short positions in government securities	1,161	1,677
UNITED STATES | Trading assets
Securities
Central and local government securities	4,153	3,734
Other | Trading liabilities
Deposits
Short positions in government securities	4,137	4,755
Other | Trading assets
Securities
Central and local government securities	£ 4,135	£ 3,506